Supplemental Financial Information (Reclassification out of ACOI) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other deductions	$ (18.0)	$ (22.1)	$ (105.4)	$ (80.0)	$ (103.6)	$ (111.7)	$ (106.6)
Interest expense	(18.3)	(22.6)	(63.7)	(74.4)	(98.0)	(110.0)	(107.4)
Tax expense (benefit)	9.4	(3.1)	12.6	(1.5)	(0.7)	5.0	2.4
Income / (loss) from discontinued operations before income tax	(0.4)	5.0	32.8	36.7	70.5	(127.4)	(806.4)
Income tax expense from discontinued operations	(0.1)	(1.0)	(7.1)	(5.9)	(30.0)	20.3	257.2
Net income (loss)	35.4	21.0	61.4	41.4	70.1	(94.6)	(485.2)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net income (loss)	(0.8)	(0.1)	(1.2)	2.6	3.0	(7.1)	(28.7)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other deductions					0.0	(0.1)	0.0
Tax expense (benefit)					0.0	0.0	0.0
Net income (loss)					0.0	(0.1)	0.0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest expense	(0.3)	(0.3)	(0.9)	(0.9)	(1.2)	(1.0)	(1.0)
Tax expense (benefit)	(0.1)	0.1	0.0	0.3	0.4	0.3	0.5
Income / (loss) from discontinued operations before income tax	0.0	0.0	0.0	4.3	4.4	(11.4)	(45.4)
Income tax expense from discontinued operations	(0.4)	0.0	(0.4)	(1.5)	(1.2)	4.1	16.2
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	(0.4)	0.0	(0.4)	2.8	3.2	(7.3)	(29.2)
Net income (loss)	(0.4)	(0.2)	(0.9)	(0.6)	(0.8)	(0.7)	(0.5)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other deductions	0.1	0.2	0.2	0.5	0.8	1.5	1.6
Tax expense (benefit)	(0.1)	(0.1)	(0.1)	(0.1)	(0.2)	(0.5)	(0.6)
Net income (loss)	$ 0.0	$ 0.1	$ 0.1	$ 0.4	$ 0.6	$ 1.0	$ 1.0